FAIR VALUE	12 Months Ended
Dec. 31, 2022
FAIR VALUE

B.FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows (in thousands):

	December 31, 2022				December 25, 2021
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$390,219	$1,286	$—	$391,505	$19	$9,392	$—	$9,411
Fixed income funds	2,594	16,692	—	19,286	1,668	16,910	—	18,578
Treasury securities	343	—	—	343	342	—	—	342
Equity securities	17,337	—	—	17,337	20,163	—	—	20,163
Alternative investments	—	—	4,102	4,102	—	—	3,785	3,785
Mutual funds:
Domestic stock funds	13,067	—	—	13,067	10,910	—	—	10,910
International stock funds	1,414	—	—	1,414	1,687	—	—	1,687
Target funds	8	—	—	8	23	—	—	23
Bond funds	130	—	—	130	146	—	—	146
Alternative funds	474	—	—	474	483	—	—	483
Total mutual funds	15,093	—	—	15,093	13,249	—	—	13,249
Total	$425,586	$17,978	$4,102	$447,666	$35,441	$26,302	$3,785	$65,528

From the assets measured at fair value as of December 31, 2022, listed in the table above, $391.2 million of money market funds are held in Cash and Cash Equivalents, $36.1 million of mutual funds, equity securities, and alternative investments are held in Investments, $0.5 million of money market and mutual funds are held in Other Assets for our deferred compensation plan, and $19.6 million of fixed income funds and $0.3 million of money market funds are held in Restricted Investments.

We maintain money market, mutual funds, bonds, and/or equity securities in our non-qualified deferred compensation plan, our wholly owned licensed captive insurance company, and assets held in financial institutions. These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", "Other Assets", and “Restricted Investments.” We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

During 2018, we purchased a private real estate income trust which is valued as a Level 3 asset and is categorized as an “Alternative Investment.”

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $55.6 million and 55.4 million as of December 31, 2022 and December 25, 2021, respectively, which has been included in the aforementioned table of total investments. This portfolio consists of domestic and international equity securities, alternative investments, and fixed income bonds.

Ardellis’ available for sale investment portfolio, including funds held with the State of Michigan, consists of the following (in thousands):

	December 31, 2022			December 25, 2021
		Unrealized			Unrealized
	Cost	Gain (Loss)	Fair Value	Cost	Gain	Fair Value
Fixed Income	$21,399	$(2,113)	$19,286	$18,169	$409	$18,578
Treasury Securities	343	—	343	342	—	342
Equity	15,762	1,575	17,337	15,196	4,967	20,163
Mutual Funds	13,430	1,144	14,574	9,222	3,325	12,547
Alternative Investments	3,105	997	4,102	3,003	782	3,785
Total	$54,039	$1,603	$55,642	$45,932	$9,483	$55,415

Our fixed income investments consist of a blend of US Government and Agency bonds and investment grade corporate bonds with varying maturities.  Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. Our mutual fund investments consist of domestic and international stock. Our alternative investments consist of a private real estate income trust which is valued as a Level 3 asset.  The net pre-tax unrealized gain was $1.6 million for the year ended December 31, 2022. Carrying amounts above are recorded in the investments and restricted investments line items within the balance sheet as of December 31, 2022 and December 25, 2021.